UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5931

Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	June 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 618,987
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 2.0% (1.4% of Total Investments)
405	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	384,491
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	959,420
	5.750%, 6/01/33
355	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	335,262
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,295	4.750%, 6/01/22	6/16 at 100.00	BBB	2,223,419
930	5.000%, 6/01/26	6/16 at 100.00	BBB	847,890
4,985	Total Consumer Staples			4,750,482
	Education and Civic Organizations – 17.8% (11.9% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	631,892
	2007A, 5.000%, 7/01/31
275	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	232,455
	Schools, Series 2007A, 5.000%, 4/01/37
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	9/10 at 100.00	BBB–	1,287,583
	University, Series 1998B, 5.000%, 9/15/13
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	88,076
	University, Series 2006, 5.000%, 5/01/23
690	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AAA	747,953
	System, Series 1993B, 6.000%, 7/01/14 – AGM Insured
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	2,598,836
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,508,660
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	1,010,820
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,230,540
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
230	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	233,160
	Series 2000, 5.375%, 7/01/20 – AGM Insured
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,107,476
	Series 2009, 5.250%, 7/01/29
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	5,228,150
	5.000%, 7/01/32 – AMBAC Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,941,725
	Facilities, Series 1993A, 5.875%, 5/15/17
2,800	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	2,380,084
	College Project, Series 2007-A2, 4.500%, 8/01/36
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	640,201
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,982,304
	Series 2009, 5.750%, 7/01/39
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA–	1,324,814
	Project, Series 2010A, 5.000%, 7/01/40
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John
	Fisher College, Series 1999:
1,000	5.375%, 6/01/17 – RAAI Insured	12/10 at 101.00	N/R	1,009,010
2,365	5.375%, 6/01/24 – RAAI Insured	12/10 at 101.00	N/R	2,368,973
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	562,513
	Francis College, Series 2004, 5.000%, 10/01/34
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	854,446
	Greater New York, Series 2002, 5.250%, 8/01/21
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,765,580
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,943,638
3,855	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	3,396,024
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	414,238
	College, Series 2007, 5.000%, 10/01/27
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	1,452,631
	Series 2010A, 5.125%, 9/01/40
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	A	691,508
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
42,010	Total Education and Civic Organizations			41,633,290
	Financials – 1.2% (0.8% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	1,010,560
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,822,232
	2007, 5.500%, 10/01/37
2,740	Total Financials			2,832,792
	Health Care – 19.6% (13.1% of Total Investments)
50	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/10 at 100.00	N/R	48,967
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
365	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/10 at 100.00	AA–	367,197
	James Mercy Hospital, Series 1998, 5.250%, 2/01/18
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,257,724
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,757,358
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	A–	8,369,780
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	353,847
	Series 2010, 5.000%, 7/01/26
3,750	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	A3	3,794,138
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 100.50	A	8,044,960
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – NPFG Insured
1,950	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba1	1,890,233
	Group, Series 2001, 5.500%, 7/01/30
5,600	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	5,751,760
	Center, Series 2006, 5.000%, 7/01/35 (UB)
2,915	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	3,193,324
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	Baa1	1,792,350
	Obligated Group, Series 2005A, 5.000%, 11/01/34
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	1,273,325
	Hospital, Series 2003B, 5.500%, 7/01/23
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	900,243
	Hospital Association, Series 2003A, 5.500%, 7/01/32
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
710	5.250%, 2/01/27	No Opt. Call	BBB–	635,265
625	5.500%, 2/01/32	No Opt. Call	BBB–	565,719
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,058,330
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,318,825
715	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3	719,855
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
705	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	714,644
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
1,000	New York State Dormitory Authority , Revenue Bonds, NYU Hospitals Center, Refunding Series	7/17 at 100.00	BBB	987,100
	2007A, 5.000%, 7/01/36
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	1,095,017
	Series 2001A, 7.125%, 7/01/31
45,470	Total Health Care			45,889,961
	Housing/Multifamily – 7.5% (4.9% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	4,739,830
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,630,882
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,022,760
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	922,221
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	453,713
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,534,365
	Series 2004A, 5.250%, 11/01/30
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	346,573
	Series 2010-D1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	2,011,920
	11/01/37 (Alternative Minimum Tax)
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A, 5.000%,	5/20 at 100.00	Aa2	2,000,000
	11/01/42 (WI/DD, Settling 7/08/10)
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	694,119
	11/01/38 (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/10 at 100.50	Aa1	1,112,111
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
17,135	Total Housing/Multifamily			17,468,494
	Housing/Single Family – 5.0% (3.4% of Total Investments)
835	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	838,950
	10/01/37 (Alternative Minimum Tax)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	2,237,464
	4/01/27 (Alternative Minimum Tax)
880	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	892,126
	10/01/32 (Alternative Minimum Tax)
1,250	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%,	9/10 at 100.00	Aa1	1,252,100
	10/01/17 (Alternative Minimum Tax)
245	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/10 at 100.00	Aa1	245,123
	(Alternative Minimum Tax)
4,565	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31	4/11 at 100.00	Aa1	4,579,608
	(Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	1,676,052
	(Alternative Minimum Tax)
11,730	Total Housing/Single Family			11,721,423
	Long-Term Care – 4.0% (2.7% of Total Investments)
1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	1,113,398
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	A1	628,443
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home	7/10 at 102.00	BBB	1,383,566
	Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	35,773
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	280,407
1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	1,375,151
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,965	5.500%, 7/01/18	7/16 at 101.00	N/R	1,813,754
755	5.800%, 7/01/23	7/16 at 101.00	N/R	679,727
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	306,102
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
1,780	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest	8/10 at 100.00	AAA	1,785,589
	Residential Healthcare Facility, Series 1997A, 5.600%, 8/01/17
9,785	Total Long-Term Care			9,401,910
	Materials – 0.2% (0.2% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	571,326
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 11.1% (7.5% of Total Investments)
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	3,293,040
	SYNCORA GTY Insured
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	6,798,272
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	427,692
1,800	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	2,025,072
2,500	New York City, New York, General Obligation Bonds, Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AAA	2,773,800
	AGM Insured (UB)
10,000	New York City, New York, General Obligation Bonds, Series 2007D-1, 5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	10,715,800
24,100	Total Tax Obligation/General			26,033,676
	Tax Obligation/Limited – 36.2% (24.3% of Total Investments)
2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,614,776
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of
	Cooperative Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 – AGM Insured	8/11 at 100.00	AAA	1,317,890
1,385	5.250%, 8/15/18 – AGM Insured	8/11 at 100.00	AAA	1,439,735
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	1,053,890
	Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	743,040
	2005F, 5.000%, 3/15/21 – AGM Insured
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	490,255
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AAA	5,268,200
2,500	5.000%, 11/15/30	11/12 at 100.00	AA	2,576,000
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA–	2,580,725
2,000	5.125%, 1/01/29	7/12 at 100.00	AA–	2,032,880
1,300	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	1,316,536
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,574,278
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,877,940
2,125	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,285,884
2,475	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,626,495
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	3,245,917
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,799,129
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	3,924,430
	Series 2007C-1, 5.000%, 11/01/27
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	2,777,496
	Option Bond Trust 3545, 13.621%, 5/01/32 (IF)
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,049,700
	2003A, 5.000%, 3/15/21
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	5,386,395
	Series 2008A, 5.000%, 12/15/27 (UB)
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	2,096,503
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,082,680
	2005B, 5.000%, 4/01/21 – AMBAC Insured
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	2,985,500
	5.000%, 4/01/27
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	6,653,360
	5.500%, 4/01/20 – AMBAC Insured (UB)
4,285	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	4,539,915
	5.125%, 3/15/21
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	7,170,541
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	3,253,740
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
3,595	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	3,683,293
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
1,300	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,361,464
	2005B, 5.000%, 3/15/30 – AGM Insured
1,950	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,974,531
	2010A, 5.500%, 8/01/42
79,230	Total Tax Obligation/Limited			84,783,118
	Transportation – 12.1% (8.1% of Total Investments)
660	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	692,465
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	1,686,585
	5.000%, 11/15/15 – FGIC Insured
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	1,645,440
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/10 at 100.00	BB–	1,417,799
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	1,583,139
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
215	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	220,923
	AMBAC Insured
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM	7/15 at 100.00	AAA	1,137,828
	Insured (UB)
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/10 at 100.50	A	1,001,840
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,447,154
1,080	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,138,136
770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	955,262
	Eighth Series 2007, Trust 2920, 17.380%, 8/15/32 – AGM Insured (IF)
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/10 at 100.00	CCC+	1,584,264
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	2,110,700
	5.000%, 1/01/19
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	6,237,830
	Series 2002B, 5.000%, 11/15/21
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	Aa3	2,557,392
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – NPFG Insured
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa2	1,933,190
	Refunding Bonds, Tender Option Bond Trust 1184, 9.021%, 5/15/16 (IF)
28,015	Total Transportation			28,349,947
	U.S. Guaranteed – 14.0% (9.4% of Total Investments) (4)
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	Aaa	1,727,845
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.875%, 2/15/18 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	25,177
10	5.875%, 2/15/18 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	10,070
155	5.875%, 2/15/18 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	156,097
20	5.875%, 2/15/19 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	20,142
10	5.875%, 2/15/19 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	10,070
155	5.875%, 2/15/19 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	156,097
25	5.875%, 8/15/19 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	25,177
15	5.875%, 8/15/19 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	15,106
180	5.875%, 8/15/19 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	181,274
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	7/12 at 100.00	AAA	1,099,460
	2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,765,800
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
520	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	530,494
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
2,215	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	No Opt. Call	Aa3 (4)	2,383,141
	5.125%, 3/15/21 (ETM)
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/13 at 100.00	AAA	3,292,908
	2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AAA	1,851,136
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	9,374,850
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
3,480	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	3,569,088
	10/01/24 (Pre-refunded 10/01/10)
2,520	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BAA3 (4)	2,609,158
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)
28,900	Total U.S. Guaranteed			32,803,090
	Utilities – 9.2% (6.2% of Total Investments)
2,200	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,257,904
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	3,307,638
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	3,273,569
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	2,324,035
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	2,016,260
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
4,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	4,013,760
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	892,832
	11/15/19 – FGIC Insured
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	7/10 at 100.50	N/R	3,499,120
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
21,520	Total Utilities			21,585,118
	Water and Sewer – 7.6% (5.0% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	2,113,380
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	2,410,765
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	3,261,630
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,345	5.250%, 11/15/19	11/12 at 100.00	AAA	1,468,928
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,434,089
3,840	New York State Environmental Facilities Corporation, State Revolving Fund, 2010 Master	4/20 at 100.00	AAA	4,103,387
	Financing Indenture Senior Lien, Series 2010C, 5.000%, 10/15/35
16,470	Total Water and Sewer			17,792,179
$ 333,350	Total Long-Term Investments (cost $334,821,478) – 147.8% (99.1% of Total Investments)			346,235,793
	Short-Term Investments – 1.4% (0.9% of Total Investments)
	Municipal Bonds – 0.7% (0.4% of Total Investments)
	Tax Obligation/Limited – 0.7% (0.4% of Total Investments)
$ 1,495	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	7/10 at 100.00	A-1	1,495,000
	Demand Revenue Obligations, Series 2008A, 0.310%, 11/01/31– AGM Insured (5)
	Euro Dollar Time Deposits – 0.7% (0.5% of Total Investments)
1,684	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/10	N/A	N/A	1,683,990
$ 3,179	Total Short-Term Investments (cost $3,178,990)			3,178,990
	Total Investments (cost $338,000,468) – 149.2%			349,414,783
	Floating Rate Obligations – (14.8)%			(34,645,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (38.0)% (6)			(89,000,000)
	Other Assets Less Liabilities – 3.6%			8,412,139
	Net Assets Applicable to Common Shares – 100%			$ 234,181,922

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$346,235,793	$ —	$346,235,793
Short-Term Investments	1,683,990	1,495,000	—	3,178,990
Total	$1,683,990	$347,730,793	$ —	$349,414,783

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $303,283,056.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$15,211,857
Depreciation	(3,736,958)
Net unrealized appreciation (depreciation) of investments	$11,474,899

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as percentage of Total Investments is 25.5%.
N/A	Not applicable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 27, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 27, 2010